As filed on October 26, 2018

Registration Nos. 33-10754, 811-4933

FORM N-1A

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 64	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 66	☒

(Check appropriate box or boxes.)

PFM Funds

(Exact name of registrant as specified in charter)

213 Market Street

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

(800) 338-3383

(Registrant's telephone number, including area code).

Registered Agent Solutions, Inc.

7288 Hanover Green Drive

Mechanicsville, VA 23111

(Name and address of agent for service)

Copy to:

Kenneth S. Gerstein, Esq.

Schulte Roth & Zabel LLP

919 Third Avenue

New York, New York 10022

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

(check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Government

Select Series

Institutional Class Shares

Prospectus

October 26, 2018

As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or judged the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Shares of Government Select Series offered by means of this prospectus are not available in all states.

PFM Funds

Government Select Series

Institutional Class Shares

Government Select Series (the “Portfolio”) is a separate investment portfolio of PFM Funds (the “Trust”), a diversified, open-end management investment company. The Portfolio is a money market fund designed and managed to suit the special cash management needs of institutions such as municipalities, other governmental entities, corporations, universities, hospitals, insurance entities and not for profit organizations. This Prospectus relates to shares of the Institutional Class of Government Select Series. It gives you important information about Government Select Series that you should know before investing.

PFM Asset Management LLC (the “Adviser”) serves as the Portfolio’s investment adviser.

213 Market Street

Harrisburg, PA 17101

(800) 338-3383

Table of Contents

Fund Summary	1
Government Select Series Institutional Class Shares

Fund Details	4
Investment Objective
Principal Investment Strategies
Management Policies
Principal Investment Risks
Management of the Trust
Other Service Providers to the Trust
Management and Administrative Costs

Investing in the Portfolio	10
Opening an Account
Buying Shares
Redeeming Shares
Dividends and Distributions
The Trust’s Policies
Tax Information

Financial Highlights	17

For More Information	Back Cover

Fund Summary - Government Select Series

Institutional Class

Investment Objective

To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.

Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares of the Institutional Class of Government Select Series.

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)
Management fees		0.09%
Distribution (12b-1) fees		0.00%
Other expenses:		0.14%
Transfer agent fees	0.08%
Other operating expenses	0.06%
Total Annual Fund Operating Expenses		0.23%

Expense Example

This example is intended to help you compare the cost of investing in the Institutional Class of Government Select Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$24	$74	$130	$294

Principal Investment Strategies

Government Select Series invests at least 99.5% of its total assets in cash and the following instruments:

•	Securities issued or guaranteed as to principal or interest by the U.S. government or by its agencies or instrumentalities, including obligations of U.S. banks guaranteed by letters of credit issued by such agencies or instrumentalities;

•	Repurchase agreements for securities of the U.S. government, or its agencies or instrumentalities, that are collateralized fully; and

•	Shares of other government money market mutual funds.

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In addition, under normal market conditions, Government Select Series invests at least 80% of its net assets in U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), repurchase agreements that are collateralized fully by U.S. government securities and shares of other government money market mutual funds.

Government Select Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although Government Select Series invests exclusively in high-quality securities, an investment in Government Select Series – like an investment in any money market fund – is subject to certain risks, such as:

•	Interest Rate Risk When short-term interest rates fall, Government Select Series’ yield is likely to fall. When interest rates rise, the values of obligations held by Government Select Series may decline. If the rise is sharp or unexpected, Government Select Series’ share price could fall.

•	Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Government Select Series’ holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Government Select Series’ share price to fall.

•	Government Securities Risk For U.S. government or agency securities not backed by the full faith and credit of the United States (including obligations guaranteed by an agency or instrumentality of the U.S. government), there is no guarantee that the government will intervene in the event of any loss or default.

•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

You could lose money by investing in Government Select Series. Although Government Select Series seeks to maintain the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in Government Select Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment adviser of Government Select Series’ has no legal obligation to provide financial support to Government Select Series, and you should not expect that it will provide financial support to Government Select Series at any time.

Performance

The following information illustrates how Institutional Class Shares have performed over time. Prior to October 3, 2016, Government Select Series was known as Prime Series and, in addition to investing in U.S. government securities, it invested in obligations of U.S. companies, financial institutions and U.S. municipalities. The performance information that follows for dates prior to October 3, 2016 reflects the returns of Prime Series before it began to operate as a government money market fund. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

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Year-by-Year Total Return

(shown for calendar years) (%)

Institutional Class Shares

Highest Quarter Return: Q1 2009 0.29%

Lowest Quarter Return: Q4 2014 0.02%

YTD Return as of 9/30/18 (not annualized): 1.17%

Average Annual Total Return (%)*

(for the periods ended December 31, 2017)

Institutional Class Shares
1 year	5 Years	Since inception[1]
0.72%	0.28%	0.34%

1Institutional Class Shares inception: 9/29/08

*Average annual total returns of other classes of shares were different.

Management

Investment Adviser PFM Asset Management LLC

Purchase and Sale of Portfolio Shares

Minimum Initial Investment $1 Million

Minimum Account Balance $1 Million

We may waive these minimums for certain investors that participate in certain programs sponsored by PFM Asset Management LLC.

Placing Orders

You can place orders to buy or redeem Institutional Class Shares by a variety of methods, including wire, automated clearing house (ACH), and check. To place orders, or to set up features such as checkwriting, contact us at:

Online www.pfmfunds.com

Phone (800) 338-3383

Orders are generally processed on the Business Day they are received in good order if received prior to 2:00 P.M. Eastern Time.

For more complete information on buying and selling shares, see “Investing in the Portfolio” in the Prospectus.

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Tax Information

Dividends of net investment income and distributions of net realized capital gains are generally taxable to shareholders, but may not be taxable for tax-exempt shareholders. However, a shareholder may be subject to tax upon redemption of shares held in a tax-advantaged account.

Fund Details

Investment Objective

The investment objective of the Portfolio is to provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value (“NAV”) of $1.00 per share.

This objective may not be changed without the approval of the Portfolio’s shareholders. There is no assurance that the Portfolio will achieve its objective.

Principal Investment Strategies

Portfolio Securities

The Portfolio invests exclusively in high quality, short-term money market instruments which must be determined by the Adviser, pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board”), to present minimal credit risks.

The Portfolio invests at least 99.5% of its total assets in cash and the following types of instruments:

U.S. government and agency obligations

•	Bills, notes, and bonds issued by the U.S. Treasury.

•	Obligations issued or guaranteed by any agency or instrumentality of the U.S. government, such as obligations of Fannie Mae, Freddie Mac, Government National Mortgage Association (Ginnie Mae), the Federal Home Loan Banks, and the Federal Farm Credit Banks. These may include obligations of U.S. banks guaranteed by letters of credit issued by an agency or instrumentality of the U.S. government.

Repurchase agreements

•	Repurchase agreements for U.S. government or agency obligations that are collateralized fully. Maturity dates of collateral securities for repurchase agreements may exceed 397 days.

Other government money market mutual funds

•	The Portfolio may also invest in shares of other government money market mutual funds.

Deposit accounts

•	Cash assets that are awaiting investment may be placed in a demand deposit account, or other deposit account, with the Portfolio’s depository bank.

In addition, under normal market conditions, the Portfolio invests at least 80% of its net assets in U.S. government securities (including securities issued or guaranteed by the

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U.S. government or its agencies or instrumentalities), repurchase agreements that are collateralized fully by U.S. government securities and shares of other government money market mutual funds.

Credit support of U.S. government and agency obligations

Obligations of certain agencies and instrumentalities of the U.S. government (such as Ginnie Mae) are supported by the full faith and credit of the United States. Obligations of other U.S. government agencies and instrumentalities, such as obligations of Fannie Mae and Freddie Mac, are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the United States. However, these agencies and instrumentalities may receive some form of federal support. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) Freddie Mac, Fannie Mae, and the Federal Home Loan Banks. Such support may be limited and subject to specified conditions.

Obligations of other agencies and instrumentalities may be supported only by the credit of the agency or instrumentality issuing the obligations.

Further information about portfolio securities is included in the Statement of Additional Information (SAI).

Liquidity Fees and Temporary Suspensions of Redemptions

Under Securities and Exchange Commission (“SEC”) rules, the Portfolio may voluntarily impose a liquidity fee or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets fall below 30 percent of its total assets. However, the Board does not presently intend to impose liquidity fees or to suspend redemptions under such circumstances.

Management Policies

The Portfolio is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. In keeping with Rule 2a-7, and with procedures established by the Board, the Portfolio limits its investments to those that the Adviser believes present minimal credit risk, and follows policies designed to maintain a stable share price.

Securities in which the Portfolio invests are denominated in U.S. dollars and have remaining maturities of 397 days (approximately 13 months) or less at the time of purchase. However, the Portfolio may invest in securities having maturities greater than 397 days if certain maturity shortening features (such as interest rate resets or demand features) apply. Securities with maturity shortening features may be deemed to have maturities shorter than their stated maturity dates.

The Portfolio maintains a dollar-weighted average portfolio maturity of not more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of not more than 120 days.

Except as noted otherwise, the Portfolio invests exclusively in securities that carry at least two of the following ratings (or better):

Securities with maturities of 12 months or less

•	Moody’s: Prime 1
•	S&P: A-1
•	Fitch: F-1

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Securities with maturities greater than 12 months

•	Moody’s: Aa
•	S&P: AA
•	Fitch: AA

The Portfolio may invest in any subcategory of the ratings categories shown above.

The Adviser may adjust exposure of the Portfolio to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Should the rating categories or providers described here cease to exist, the Adviser would seek to apply comparable successor standards, subject to Board approval.

Policies on Managing Cash for Municipalities and Institutions

The investment objective and investment policies of the Portfolio are designed to support the particular cash management needs of institutions, such as universities, hospitals, insurance entities, independent schools, colleges, and not-for-profit organizations, as well as municipalities, other governmental agencies and political subdivisions and corporations that must manage investments conservatively.

Further information about the Portfolio’s investment policies and practices is included in the SAI.

Principal Investment Risks

There are several risk factors that could hurt the Portfolio’s performance, cause you to lose money, or cause the Portfolio’s performance to trail that of other investments.

Interest Rate Risk When short-term interest rates fall, the Portfolio’s yield is likely to fall. When interest rates rise, the values of obligations held by the Portfolio may decline. If the rise is sharp or unexpected, the Portfolio’s share price could fall.

During periods of unusually low interest rates, the Portfolio’s yield may approach zero. Over time, the total return of the Portfolio may not keep pace with inflation.

Credit Risk The issuer of an obligation owned by the Portfolio could fail to pay interest and principal in a timely manner. The credit quality of the Portfolio’s holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause the Portfolio’s share price to fall.

Government Securities Risk For U.S. government or agency securities not backed by the full faith and credit of the United States (including obligations guaranteed by an agency or instrumentality of the U.S. government), there is no guarantee that the government will intervene in the event of any loss or default.

Management Risk Portfolio performance could be hurt by investment decisions made by the Adviser, such as choice of investments and timing of buy/sell decisions.

Counterparty Risk A financial institution or other counterparty with which the Portfolio does business (such as trading or custody), or that underwrites, distributes, or guarantees any investments or contracts that the Portfolio owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Portfolio or delay the return or delivery of collateral or other assets.

Financial Industry Risk Market price movements, regulatory or technological changes, or economic conditions affecting banks or other financial institutions may have a significant impact on the Portfolio’s performance.

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Additional Cost Level Risk To the extent that the Portfolio invests in other money market funds rather than investing directly in money market instruments, the Portfolio’s shareholders will effectively be paying two or more levels of fund costs, which could reduce yields.

Liquidity Risk If the Portfolio faces an unusual volume of redemption orders, or if it is unable to sell portfolio securities at the desired time or price, the Portfolio’s share price could fall.

Regulatory Risk On July 23, 2014, the SEC adopted certain regulatory changes intended to address systemic risks believed to be associated with money market funds and to improve transparency for money market fund investors. In connection with the adoption of these changes, Government Select Series converted to operate as a government money market fund effective October 3, 2016.

Technology and Cybersecurity Risk Various technologies are used by the Adviser and other service providers in connection with their operations and in providing services to the Portfolio. There is a risk that technology malfunctions, breaches in cybersecurity or other circumstances affecting these technologies may adversely impact the Portfolio’s operations (including services available to shareholders and the Portfolio’s investment program) or may result in the release of proprietary information concerning the Portfolio or its shareholders, reputational damage to the Portfolio or regulatory violations. In turn, these events may cause the Portfolio to incur penalties, additional costs and financial loss.

You could lose money by investing in Government Select Series. Although Government Select Series seeks to maintain the value of your investment at $1.00 per share, it cannot guarantee they will do so. An investment in Government Select Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment adviser of Government Select Series has no legal obligation to provide financial support to Government Select Series, and you should not expect that it will provide financial support to Government Select Series at any time.

Management of the Trust

Board of Trustees

The Board has overall responsibility for supervising the business and affairs of the Trust and the Portfolio, including services provided by the service providers listed below.

Further information on the Board and its current members is included in the SAI.

Investment Adviser, Administrator and Transfer Agent

PFM Asset Management LLC

213 Market Street

Harrisburg, Pennsylvania 17101

The Adviser is registered under the Investment Advisers Act of 1940, as amended, and is under common ownership with Public Financial Management, Inc. (PFM), a financial advisory firm. Together, the Adviser and PFM have acted as financial or investment advisers to thousands of cities, townships, boroughs, counties, school districts, and authorities and health and higher education institutions in more than half of U.S. states. As of June 30, 2018, the Adviser had over $88 billion in discretionary assets under management.

As investment adviser, the Adviser is responsible for managing the assets of the Portfolio, calculating the NAV per share, and maintaining the books and records of the Portfolio.

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PFM Asset Management also provides certain administrative services, such as:

•	Providing office space, facilities, equipment, and personnel.

•	Overseeing the preparation of tax returns, reports to the Board, shareholder reports, regulatory filings.

•	Coordinating the activities of other service providers.

Lastly, the Adviser serves as Transfer Agent for the Portfolio, in which capacity it receives, validates, and processes orders to purchase and redeem shares of the Portfolio.

Other Service Providers to the Trust

Distributor

PFM Fund Distributors, Inc.

213 Market Street

Harrisburg, Pennsylvania 17101

PFM Fund Distributors, Inc., a wholly owned subsidiary of the Adviser, offers shares of the Portfolio on a continuous basis.

Custodian

Wells Fargo Bank N.A.

1021 East Cary Street

Richmond, Virginia 23219

Securities and other assets of the Portfolio are held by Wells Fargo Bank, the Portfolio’s custodian.

Depository

U.S. Bank N.A.

60 Livingston Avenue

St. Paul, Minnesota 55107

Amounts received from investors who are buying shares of the Portfolio are deposited with and initially held by U.S. Bank.

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square, Suite 700

2005 Market Street

Philadelphia, Pennsylvania 19103

Ernst & Young LLP is responsible for performing the audit of the Trust’s financial statements and financial highlights in accordance with standards of the Public Company Accounting Oversight Board (United States).

Legal Counsel

Schulte Roth & Zabel LLP

919 Third Avenue

New York, New York 10022

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Investment Advisory and Administrative Fees

Investment Advisory Fees The Portfolio pays the Adviser an investment advisory fee, accrued daily and payable monthly, which is determined by applying the following annual percentage rates to the average daily net assets of the Portfolio:

Portfolio Net Assets	Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

For the fiscal year ended June 30, 2018, investment advisory fees paid to the Adviser by the Portfolio were $666,762 (representing approximately 0.07% of the Portfolio’s average daily net assets). For a discussion of the Board’s most recent approval of the investment advisory agreement, see the annual report to shareholders for the year ended June 30, 2018.

Administrator Fees The Portfolio pays the Adviser a fee for administrative services computed at the annual rate of 0.02% of its average daily net assets, accrued daily and payable monthly.

Transfer Agent Fees Government Select Series Institutional Class pays the Adviser a fee for transfer agent services computed at the annual rate of 0.08% of the average daily net assets of that class, accrued daily and payable monthly.

Distribution Expenses Under the Trust’s 12b-1 plan, shares of the Institutional Class can bear distribution-related services approved by the Board in an amount not exceeding annually 0.25% of their average daily net assets. However, the class does not currently bear any distribution expenses.

PFM Fund Distributors, Inc. may enter into agreements with unaffiliated broker-dealers authorizing them to offer shares of the Portfolio to their customers. See “Distribution Arrangements” in the SAI for more information.

Fees and Expenses In addition to paying fees to the Adviser, the Portfolio is responsible for paying directly all costs that are not the responsibility of the service providers. These include:

•	Legal and audit fees and disbursements.

•	Depository and custodian bank fees and charges.

•	Costs of preparation and production of prospectuses and shareholder reports, and printing and distributing reports and prospectuses to shareholders.

•	Federal and state securities registration fees.

•	Interest, taxes, and other non-recurring or extraordinary expenses, including litigation costs.

Fee Deferrals Pursuant to voluntary fee deferral agreements with the Trust, the Adviser may, but is not obligated to, reduce the fees it charges to the Portfolio or any share class. Any contractual fee deferrals (or waivers) currently in effect are described in the applicable summary section of this prospectus

Further information on the agreements with various service providers and their associated expenses is included in the SAI.

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Investing in the Portfolio

Opening an Account

Eligible Investors

Government Select Series – Institutional Class

•	Available to all types of institutional investors, including, governmental, not-for-profit, and for-profit organizations.

Account Minimums

Government Select Series – Institutional Class

•	Minimum initial investment: $1 million

•	Minimum account balance: $1 million

There are currently no minimum additional investment or minimum holding periods for the Portfolio or any of its classes.

Account minimums may be waived for institutions that participate in certain programs sponsored by the Adviser. These include:

•	participants in the Virginia AIM and SNAP® programs

•	certain clients of the Adviser that are not expected to engage in frequent purchases and sales of shares of the Portfolio

•	shareholders who are spending the proceeds of bond offerings after having initially qualified to purchase Government Select Series-Institutional Class shares

•	shareholders who have invested in the Portfolio or the Trust’s former Government Series continuously since January 1, 2004

Account Applications

To request an account application, call us at (800) 338-3383, then either fax your completed application to (888) 535-0120 or send your completed application by regular mail to the Transfer Agent at 213 Market Street, Harrisburg, PA 17101. The Transfer Agent must receive and accept your application before you can purchase shares.

Business Days

Shares of the Portfolio may be purchased and redeemed Monday through Friday except for days on which the bond market is closed (as determined by the Securities Industry and Financial Markets Association “SIFMA”) and except for Good Friday (each a “Business Day”).

Buying Shares

Once your application has been accepted by the Transfer Agent, you may purchase shares at their net asset value per share using one of the methods described in the table below. There are no sales charges. Fractional shares will be rounded to the nearest 1/1000th of a share. All investments must be made in U.S. dollars and must be drawn on a U.S. bank or a U.S. branch of a foreign bank. Orders to purchase shares are generally processed on the Business Day they are received in good order if received prior to 2:00 P.M. Eastern Time, except that for any day on which the bond market closes early, orders received after the close of trading will be processed on the next Business Day.

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“Good order” means receipt by the Transfer Agent of an acknowledged notification (written or verbal) and receipt by the Portfolio’s depository bank of full payment in Federal Funds. Share certificates are not issued. For any questions about transactions, contact us at the number shown below.

Method	Initial investment	Additional investments
By wire	• Call the number below for wire instructions and to notify the Transfer Agent of the amount. • Instruct your bank to wire the amount you want to invest.	• Instruct your bank to wire the amount you want to invest. Be sure to provide your name, the portfolio and share class name, and your account number to both your bank and the Transfer Agent.

By Automated Clearing House (ACH)

•      Call the number below for instructions and forms. You can set up ACH transfers to come from you or from a third party, such as a financial representative.

•      Submit the completed form to the Transfer Agent.

•      When ACH is set up, make your initial investment by calling the number below or through www.pfmfunds.com.

• Make additional investments by calling the number below or through www.pfmfunds.com.

By mail

•      Make out a check, money order or negotiable bank draft to “U.S. Bank.”

•      Write on the back of your check:

–     “for deposit only to PFM Funds for [your name]”

–     the Portfolio and share class name

•      Send the check to the address below.

•      Follow the instructions for initial investments, but include a completed deposit ticket with your check.

•      If you do not have a deposit ticket, notify us of your purchase through www.pfmfunds.com or call the number below.

Contact Information	Regular mail	Overnight delivery
Phone (800) 338-3383	U.S. Bank	U.S. Bank
Fax (888) 535-0120	Bank by Mail	Mail Code EPMNWS41
	P.O. Box 1950	60 Livingston Avenue
	St. Paul, MN 55101-0950	St. Paul, MN 55107

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Redeeming Shares

You may redeem (sell) shares on any Business Day at their net asset value per share at no charge, as described in the table below. No matter what redemption method you use, you will need to tell us:

•	your account number

•	the Portfolio and share class name

•	how many shares (or the dollar value) you wish to redeem

Receiving Your Redemption Proceeds Promptly

To help assure that you receive your redemption proceeds promptly, you should set up redemption payment arrangements in advance.

Wire Transfers Designate the bank account to receive redemption proceeds and give us complete wire instructions for that account. The bank account must be in your name or the name of an agent acting for you.

ACH Transfers Contact us and obtain the necessary forms to set up that service. To have the redemption proceeds sent to a third party, request the additional form necessary for this service.

Redemption Checks (Government Select Series-Institutional Class) Contact us to order a book of checks. Be aware that certain checkwriting fees may apply. Contact us for more information.

Once your payment method(s) are in place, follow the instructions in the table below. Payment of redemption proceeds will be made within seven days. Note that if you are redeeming shares that you recently bought by check, your payment could be delayed up to 15 days if the purchase check has not yet cleared.

We charge no fee for payment of redemption proceeds by wire or ACH transfer. However, your receiving institution may charge a fee to receive money we send by one of these methods.

Method	Instructions	Payment terms
By wire transfer	• Have an authorized person call us to place the order, or • Place your order through www. pfmfunds.com.	• If we receive your request before 2:00 P.M. Eastern Time, we will wire the money that day. Otherwise, we will wire it the next Business Day.

By check Government Select Series- Institutional Class	• Make out the check to the desired recipient.	• When your check is presented for payment, we will redeem enough shares from your account to cover the amount of the check. If you do not have enough shares, we will return the check for insufficient funds.

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By ACH	• Have an authorized person call us to place the order. Be sure to indicate whether the money should deposit into your account or a pre-established third-party account.	• If we receive your request before 2:00 P.M. Eastern Time, we will process the transfer the next Business Day. Otherwise, we will process it the second Business Day. Once the transfer is processed, the recipient must still allow time for it to clear before it is available to be drawn upon.

By mail

•      Send us a letter of instruction, containing all information described above and with properly authorized signature(s).

•      Confirm in your letter that the bank account and wire instructions we have for your account are current.

•      To change your bank account or wire instructions, contact us.

• We will wire redemption proceeds as soon as practicable once we have received and accepted your request.

Dividends and Distributions

The Portfolio declares dividends daily and pays them to shareholders on the last Business Day of each month. Your dividends will be reinvested in additional shares of your class of the Portfolio unless you contact the Transfer Agent and make arrangements to receive a cash dividend.

Shares begin earning dividends the day you purchase them. They do not earn a dividend for the day they are redeemed. If you redeem all of your shares and request that your account be closed, you will be paid dividends declared through the Business Day prior to the redemption date.

The Trust’s Policies

Calculating Net Asset Value per Share (NAV)

The Portfolio calculates the NAV per share of each class as of 2:00 P.M. Eastern Time each Business Day, except that on any day on which SIFMA has called for an early close of trading in the bond market, NAV per share will be determined as of close of trading in the bond market on that day. To calculate NAV per share, the Portfolio first subtracts its total liabilities from its total assets, then divides the result by the number of outstanding shares. The Portfolio follows rules of the SEC when valuing its assets and uses the amortized cost valuation method to determine the value of securities held by the Portfolio. This valuation method takes into account any premiums or discounts to the face value of securities the Portfolio buys. However, under this method, changes in interest rates do not generally affect the value of securities.

How Purchase and Redemption Prices are Determined

The purchase price for your shares will be determined based on the NAV per share next determined after the Portfolio’s depository bank has received your full payment in Federal Funds and you have met all other requirements for purchasing shares. The

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redemption price for your shares will be determined based on the NAV per share next determined after we receive your redemption request in proper form.

Purchasing by electronic funds transfer (ACH)

For transfers you initiate:

Request received before 2:00 P.M. Eastern Time. Your shares will be purchased at the NAV per share determined on the next Business Day.

Request received after 2:00 P.M. Eastern Time. Your shares will be purchased at the NAV per share determined on the second Business Day after receipt of the request.

For transfers initiated by a third party:

Your shares will be purchased at the NAV per share determined on the Business Day when the Portfolio’s depository bank receives the funds (normally the Business Day following the day the transfer is initiated).

How Redemption Prices are Determined for ACH Redemptions

In the case of redemptions by ACH, your shares will be redeemed at the NAV per share determined on the redemption date once we have received your ACH redemption request in proper form.

Frequent Purchases and Redemptions of Shares

The Board has determined not to adopt a policy regarding the frequent purchase and redemption of shares because the Portfolio is a money market fund that has adopted policies designed to stabilize its share price at $1.00 and invests exclusively in money market instruments. Under these circumstances, it is not expected that the frequent purchase and redemption of shares will adversely impact the Portfolio.

Additional Services

The Portfolio offers certain cash management services at no extra charge, including:

•	servicing multiple accounts

•	providing detailed account information on request

•	assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds

Additional services are available for a fee. For information on services, call (800) 338-3383.

Information on Portfolio Holdings

The Portfolio discloses its holdings online monthly and in shareholder reports that are issued twice a year.

Further information on the Trust’s policy on the disclosure of portfolio holdings is included in the SAI.

Special Arrangements with PAISBOA

The Philadelphia Area Independent School Business Officers Association (PAISBOA) sponsors, endorses, and oversees the operations of the PAISBOA Investment Program and collects and transmits certain information about its members and potential members. In consideration of these services, the Adviser has agreed to pay PAISBOA a fee, computed daily and paid quarterly, at the annual rate of 0.01% of the sum of the value of the shares of the Institutional Class owned by PAISBOA members and other investments

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of such members managed by the Adviser, but only if the aggregate value of such shares and other investments exceeds $25 million. The Adviser pays this fee from its own resources; it is not an expense of the Trust or of Government Select Series. For the fiscal year ended June 30, 2018, there were no payments made by the Adviser pursuant to this arrangement.

Rights Reserved by the Trust

The Trust reserves the right to do the following:

•	add, change, or eliminate account minimums at any time without advance notice

•	refuse any investment from any party for any reason

•	close any account that, as a result of one or more redemptions, has a balance below the minimum required account balance, upon 60 days’ written notice (exception: we will not do this in the case of shareholders that formerly invested in the Cash Management Class of Government Select Series or Government Series, a previously existing series of the Trust.)

•	limit the frequency of purchases for any reason

•	redeem shares in kind (fulfill a request to redeem shares by distributing Portfolio securities rather than cash) if the Board determines that paying the proceeds of a redemption in cash would be detrimental to the other shareholders (the Trust believes that the chance of such in-kind payments is remote.)

Share Classes of the Portfolio

The Trust may issue multiple classes of shares of the Portfolio that may have fees and expenses that differ from those of shares of the Institutional Class based on differences in services provided to the particular classes. To the extent different classes bear different fees and expenses, their investment returns will differ. Certain classes may be available for purchase only by investors meeting certain eligibility requirements.

Tax Information

The Portfolio intends to distribute all of its taxable income to investors. You are responsible for paying any required taxes on the distributions you receive.

We have highlighted some basic tax information below. Please consult your tax advisor regarding the federal, state and local tax consequences of investing in the Portfolio.

The Portfolio intends to qualify, as a “regulated investment company” under Subchapter M of the Internal Revenue Code. So long as the Portfolio so qualifies, it will not pay Federal income taxes on its net investment income and net realized capital gains it distributes to shareholders. If the Portfolio has any net long-term capital gains, it intends to distribute those gains in accordance with the timing requirements imposed by Subchapter M.

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Federal Taxes

Distributions from the Portfolio will generally be taxable whether you receive them in cash or reinvest them in additional shares. Each year the Trust will let you know what portion of your distributions will be treated as long-term capital gains rather than ordinary income and what portion, if any, is attributable to tax-exempt interest income from state or local bonds.

If you sell or exchange shares at a higher price than you paid for them, you may owe taxes on the resulting capital gain. On the other hand, if you sell shares at a lower price than you paid and did not receive distributions that represented a return of your capital, you may be able to claim a capital loss on your tax return.

You must certify that you have provided your correct tax identification number and that you are not subject to backup withholding under federal law. Otherwise, we are required by law to withhold a percentage of distributions and redemption proceeds that are paid to you.

State and Local Taxes

Your dividends and distributions may be subject to state and local taxes. In some states and localities, the portion of dividends that comes from interest the Portfolio has earned on certain U.S. government securities (or from certain repurchase agreements involving U.S. government securities) may be exempt from tax. However, this would not preclude a state or locality from assessing other taxes relating to the ownership of U.S. government securities, such as intangible property taxes.

Special Tax Considerations for States and Municipalities

State and municipal investors should consult with their tax advisors regarding the tax consequences of investing in shares of the Portfolio. Relevant considerations may include Sections 103 and 115(1) of the Internal Revenue Code, which provides that the gross income of a state or political subdivision does not include income derived from the exercise of any essential government function. Also, states and municipalities may be required to pay to the U.S. Treasury a portion of earnings they derive from the investment of funds that are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code.

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Financial Highlights

The following table is intended to help you understand the financial performance of the Institutional Class of the Portfolio. Certain information reflects financial results for a single share. These financial highlights, along with the financial statements of Government Select Series, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are included in the PFM Funds Annual Report for the year ended June 30, 2018. The Annual Report is incorporated by reference into (and considered part of) the SAI, which is available upon request.

Government Select Series – Institutional Class

For a share outstanding throughout each period(1)

	Year Ended June 30,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.012	0.004	0.003	0.001	0.001
Total From Operations	0.012	0.004	0.003	0.001	0.001
Less: Distributions
Net Investment Income	(0.012)	(0.004)	(0.003)	(0.001)	(0.001)
Total Distributions	(0.012)	(0.004)	(0.003)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.18%	0.41%	0.30%	0.07%	0.08%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$907,484	$948,853	$1,555,873	$1,815,312	$2,052,845
Ratio of Expenses to Average Net Assets	0.23%	0.19%	0.16%	0.15%	0.16%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.23%	0.20%	0.18%	0.18%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.18%	0.41%	0.28%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	1.18%	0.40%	0.26%	0.04%	0.07%

(1)	Effective October 3, 2016, Government Select Series adopted a policy to invest at least 99.5% of its total assets in cash and the following types of instruments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”), repurchase agreements that are collateralized fully by U.S.Government Securities and shares of other government money market mutual funds. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities, repurchase agreements that are collateralized fully by U.S. Government Securities and shares of other government money market mutual funds. Prior to October 3, 2016, Government Select Series was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. Investment performance for periods prior to October 3, 2016 is not reflective of the current investment strategy of Government Select Series.

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For More Information

The Trust sends each shareholder annual reports containing independently audited financial statements of the Portfolio, as well as semi-annual reports containing unaudited financial statements of the Portfolio. The Trust also provides monthly account summaries to shareholders, which describe dividends paid and shares purchased through dividend reinvestment, as well as confirmations of all purchase and redemption transactions. Other individual account information is available upon request.

For more details about the Trust and the Portfolio, refer to the SAI, which is incorporated by reference into this Prospectus and therefore legally considered to be a part of this Prospectus.

To purchase or redeem shares of the Portfolio, receive free copies of the SAI or the Trust’s semiannual and annual reports, or for general inquiries, please contact us:

By telephone: (800) 338-3383

By mail:

PFM Funds

213 Market Street

Harrisburg, Pennsylvania 17101

On our website: www.pfmfunds.com.

The SAI and the Trust’s reports are also available on the SEC’s website, www.sec.gov.

•	To review and copy the Trust’s reports and the SAI at the SEC’s Public Reference Room, call 202-551-8090. You can get text-only copies of these documents, for a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by sending an email to publicinfo@sec.gov.

•	Investment Company Act file number: 811-04933.

Government Select Series

Institutional Class Shares

Statement of

Additional Information

October 26, 2018

This Statement of Additional Information relates to the shares of Government Select Series issued by PFM Funds (the “Trust”). It is not a prospectus and is only authorized for distribution when preceded or accompanied by the Prospectus, dated October 26, 2018, relating to Government Select Series. This Statement of Additional Information contains more detailed information about Government Select Series and the Trust than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which can be obtained from the Trust at the address and telephone number printed on the back cover or from the Trust’s distributor, PFM Fund Distributors, Inc., 213 Market Street, Harrisburg, Pennsylvania 17101, (800) 338-3383.

Statement of Additional Information

PFM Funds

Government Select Series

Institutional Class Shares

Terms used in this document

1933 Act The Investment Company Act of 1933, as amended, and any rules promulgated under this act.

1940 Act The Investment Company Act of 1940, as amended, and any rules promulgated under this act.

Adviser PFM Asset Management LLC, the Trust’s investment adviser.

Board The Board of Trustees of the Trust.

Class Any of the classes of Government Select Series identified in this statement as being covered by this statement.

Distributor PFM Fund Distributors, Inc., the Trust’s distributor.

Fitch Fitch Investor’s Service.

Moody’s Moody’s Investors Service, Inc.

Portfolio Government Select Series

Rating Agency Any nationally recognized statistical rating organization (NRSRO) registered with the Securities and Exchange Commission.

S&P Standard & Poor’s Rating Services.

SEC The Securities and Exchange Commission.

Trust PFM Funds.

Trustees The members of the Board of Trustees of the Trust.

HISTORY AND DESCRIPTION OF THE TRUST

Government Select Series is a separate investment portfolio of PFM Funds, an open-end, diversified management investment company that is registered under the 1940 Act. The Portfolio is a money market fund designed and managed to suit the special cash management needs of institutional investors. Government Select Series was formerly known as Prime Series. In connection with a change in its investment policy, effective October 3, 2016, Prime Series was renamed Government Select Series.

The Trust may issue multiple classes of shares of Government Select Series. This Statement of Additional Information (“SAI”) covers the Portfolio’s Institutional Class. Although each class represents shares of beneficial interest in Government Select Series, each may bear different fees and certain expenses attributable to variations in services provided to each class and may thus have different investment returns.

The Trust, formerly named the Commonwealth Cash Reserve Fund, Inc., was organized as a corporation under the laws of the Commonwealth of Virginia on December 8, 1986 and converted to a Virginia business trust on September 29, 2008.

INVESTMENT POLICIES

The following information supplements the “Management Policies” section of the Prospectus.

Portfolio Quality and Credit Ratings

To qualify for purchase by the Portfolio, debt securities must meet certain additional criteria, as described below.

Unrated Securities These must meet one of the following criteria:

•	The issuer of the securities has issued another debt obligation or class of debt obligations that is rated in one of the two highest short-term rating categories by the Rating Agency that has issued a rating for those obligations, and the Adviser has determined that the unrated obligations are comparable to the rated securities in priority and security.

•	The Adviser has determined that the unrated securities are of comparable quality to rated securities.

Investment Company Securities

The Portfolio may invest in the shares of other money market mutual funds (“money market funds”) provided that the instruments in which such funds may invest are restricted to those in which the Portfolio is permitted to invest. The Portfolio’s investments in other money market funds are not subject to the 1940 Act limitations that typically apply to a mutual fund acquiring shares of another mutual fund as long as the Portfolio adheres to certain requirements imposed by the SEC. When holding shares in another money market fund, the Portfolio bears its pro rata portion of the other fund’s investment expenses, including advisory fees, while also bearing its own expenses.

Turnover and Portfolio Transactions

In general, the Portfolio purchases instruments with the expectation of holding them to maturity. However, it may engage in trading to take advantage of short-term market variations. It may also sell investments to meet redemptions or because the Adviser has determined in light of current facts and circumstances (including the Adviser’s assessment of credit quality) that it is in the Portfolio’s best interest to sell the

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investments. The Portfolio will have a high annual portfolio turnover because of the short maturities of the investments it holds. This should not adversely affect the Portfolio because it typically does not pay brokerage commissions on the purchase, sale, or maturity of these investments.

The Portfolio seeks to obtain the best net price (yield basis) and the most favorable execution of orders. It purchases securities directly from issuers or underwriters, or from dealers or banks that specialize in the types of instruments purchased by the Portfolio. Prices paid on purchases from underwriters will reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. When more than one dealer offers the most favorable execution and the best net price, the Adviser may choose a dealer that has provided research advice (including quotations on investments). This allows the Adviser to supplement its own research and analyses with the views and information of others. The Adviser may combine purchase and sale orders for the Portfolio with orders for other investment companies or accounts that it manages when that allows it to obtain the best pricing and execution for all. When buying or selling a particular security or instrument on behalf of multiple accounts, the Adviser undertakes to allocate those transactions equitably among the accounts, usually on the basis of account size.

INVESTMENT RESTRICTIONS

The Trust has adopted the investment restrictions for the Portfolio as set forth below. Unless otherwise expressly noted, each investment restriction is a fundamental policy and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. As defined by the 1940 Act, a majority of the outstanding voting securities means the lesser of: (a) 67 percent of the outstanding shares of the Portfolio at a meeting at which the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Portfolio.

(1)	The Portfolio may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4500 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. The Portfolio may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities that are legal investments even though the issuer invests in real estate or has interests in real estate.

(2)	The Portfolio may not purchase any securities if 25% or more of the Portfolio’s total assets would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities and obligations of domestic banks).

(3)	The Portfolio may not buy the obligations of any issuer, other than the United States government, its agencies and instrumentalities, if more than 5% of the Portfolio’s total assets would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

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(4)	Although the Portfolio may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see “Principal Investment Strategies” in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Portfolio will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 5% of the value of its total assets would then consist of such repurchase agreements.

(5)	The Portfolio may not invest for the purpose of exercising control or management of other issuers.

(6)	The Portfolio may not sell securities short (i.e., sell securities that it does not own) and may not buy securities on margin.

(7)	The Portfolio may not engage in the business of underwriting securities issued by other persons, except to the extent the Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities. Also, it may not invest in restricted securities. Restricted securities are securities that cannot be freely sold for legal reasons.

(8)	The Portfolio can only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. The Portfolio will not borrow to increase its income but only to meet redemptions. The Portfolio will not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9)	The Portfolio may not purchase securities of any other investment company if: (i) the Portfolio and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company; or (ii) more than 10% of the Portfolio’s total assets would then be invested in investment companies. This represents an operating rather than fundamental restriction.

(10)	The Portfolio may not issue senior securities or senior shares as defined in the 1940 Act, provided that the Portfolio may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

For purposes of determining compliance with Investment Restrictions numbers 2 and 3 above, the Portfolio looks through to the U.S. government securities collateralizing repurchase agreements.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values of net Portfolio assets will not be considered a violation of the percentage investment restrictions, with the exception of the restriction on borrowing set forth in (8) above; but the Portfolio shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increased beyond 20% but no more than 33% resulting from a change in values of net Portfolio assets, it will not be considered a violation of the Portfolio’s limitation on borrowing; nevertheless, the Portfolio shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed 33% of the value of the Portfolio’s total assets resulting from a change in values of net Portfolio assets at any time, the Portfolio shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.

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INVESTMENT PRACTICES

The Portfolio will not acquire any security other than: cash; direct obligations of the U.S. government; or securities that will mature or are subject to a demand feature which is exercisable and payable within one business day (collectively, “Daily Liquid Assets”) if, immediately after acquisition, the Portfolio would have invested less than 10% of its total assets in Daily Liquid Assets.

The Portfolio will not acquire any security other than: cash; direct obligations of the U.S. government; government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by Congress of the United States that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or securities that will mature or are subject to a demand feature which is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”) if, immediately after acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.

The Portfolio may not purchase an illiquid investment if, as a result of such purchase, more than 5% of its total assets would be invested in illiquid investments. Such investments include:

•	Restricted investments (those that, for legal reasons, cannot be freely sold).

•	Repurchase agreements maturing in more than seven days and not terminable before that time.

•	Other investments that are not readily marketable.

If, as a result of changes in the values of the Portfolio’s investments or in the total net assets of the Portfolio, holdings of illiquid investments exceeds 5% of the Portfolio’s total assets, the Portfolio will seek to bring the percentage of illiquid investments back into conformity as soon as practicably possible. The Trust believes that these liquidity requirements are reasonable and appropriate to assure that the securities in which the Portfolio invests are sufficiently liquid to meet reasonably foreseeable redemptions of shares.

DISCLOSURE OF HOLDINGS AND TRANSACTIONS

The Board has adopted the following policy to govern the circumstances under which disclosure regarding securities held by the Portfolio (“Portfolio Securities”), and disclosure of purchases and sales of such securities, may be made to shareholders of the Trust or other persons:

•	Public disclosure regarding Portfolio Securities is made: (1) in Annual Reports and Semi-Annual Reports to shareholders; (2) in quarterly holdings reports on Form N-Q; (3) in postings of month-end schedules of investments on the Trust’s website www.pfmfunds.com as required by paragraph (c)(12) of Rule 2a-7 under the 1940 Act; and (4) in monthly holdings reports on Form N-MFP (collectively, “Official Reports”). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Portfolio.

•	Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolio, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or any of its portfolios, but only if such disclosure has been approved in writing by

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the Chief Compliance Officer of the Trust (the “CCO”). In connection with such arrangements, the recipient of the information must agree to maintain the confidentiality of the information provided and must also agree not to use the information for any purpose other than to facilitate its rating or ranking of the Trust.

•	This policy relating to disclosure of the Trust’s holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Adviser or to other service providers, including but not limited to the Trust’s administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Portfolio that is made on the same basis to all shareholders of the Portfolio.

•	The CCO may approve other arrangements, not described herein, under which information relating to Portfolio Securities held by the Portfolio, or purchased or sold by the Portfolio (other than information contained in Official Reports), is disclosed to any shareholder or other person. The CCO shall approve such an arrangement only if she/he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably likely to benefit the Trust and is unlikely to affect adversely the Trust, any portfolio or any shareholder of the Trust. The CCO shall inform the Board of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval.

•	Effective July 14, 2015, Rule 30b1-8 under the Act requires registered management investment companies, or series thereof, that are regulated as money market funds pursuant to Rule 2a-7 under the Act to file a report on Form N-CR within one business day after the occurrence of certain events relating to the Portfolio.

Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or member of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Portfolio.

PROXY VOTING POLICIES

The Board has delegated to the Adviser authority to vote proxies relating to the securities held in the Trust’s portfolios. The Board has also approved the Adviser’s policies and procedures for voting proxies, which are described below.

The Trust’s investment policies limit investments to securities which are fixed income securities or mutual funds. Holders of fixed income securities rarely are called upon to vote their interests, except in unusual circumstances requiring security holder consent. Holders of shares in mutual funds vote on recurring corporate governance matters, such as the election of directors, but non-routine matters, such as the approval of a new investment management contract or a request for consent to assign such a contract, also arise infrequently from time-to-time.

As a general policy, the Adviser seeks to vote proxy proposals, consents or resolutions relating to the mutual funds which are the portfolio securities of its clients, in a manner that serves the best interests of the client, taking into account relevant factors, including, but not limited to:

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•	Impact on the valuation of securities;

•	Anticipated costs and benefits associated with the proposal;

•	An increase or decrease in costs, particularly management fees, of investment in the securities;

•	Effect on liquidity; and

•	Customary industry and business practices.

The policies described in this statement are not exhaustive due to the variety of proxy voting issues that the Adviser may be required to consider. In reviewing proxy issues of the sort described as follows, the Adviser will apply the following general principles.

On matters of corporate governance, the Adviser recognizes the importance of good corporate governance in ensuring that the directors fulfill their obligations to shareholders. The Adviser favors proposals promoting transparency and accountability within a company. For example, the Adviser supports the appointment of a majority of independent directors on key committees. Unless there is a proxy contest for seats on the Board of a portfolio fund, which is uncommon, or unless the Adviser determines that there are other compelling reasons for withholding votes for directors, it will vote in favor of the management-proposed slate of directors. The Adviser generally will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without reasonable excuse, and may abstain where there is insufficient information about the nominees disclosed in the proxy statement.

On matters relating to the appointment of auditors, the Adviser believes that the management of a company is in the best position to choose auditors, so it will generally support management’s recommendation. In reviewing a proposed auditor, the Adviser will consider whether the proposed auditor has received significant fees for non-audit services to the company as well as any other reasons to question the independence or performance of the auditors.

On matters relating to changes in a company’s charter, articles of incorporation or by-laws, such matters generally are technical and administrative in nature. Absent a compelling reason to the contrary, the Adviser will cast votes in accordance with management’s recommendations on such proposals, for example, to increase the number of a fund’s directors, or to adopt term limitations or retirement requirements. However, the Adviser will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the portfolio company, including any limitation on shareholder rights, or have a material economic effect on the company.

On matters relating to corporate reorganizations, the Adviser believes votes dealing with corporate reorganizations, such as mergers, changes of domicile or approval of a proposed assignment of the mutual fund advisor’s contract, are an extension of the investment decision. Accordingly, the Adviser will analyze such proposals on a case-by-case basis, relying on the views of its investment professionals managing the portfolio in which the shares are held.

On matters relating to proposals affecting shareholder rights, the Adviser believes that fundamental rights of shareholders must be protected. The Adviser will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights.

On matters relating to investment advisory agreements and executive compensation, the Adviser believes that a fund’s board of directors should, within reason, be given latitude to negotiate satisfactory terms of an investment advisory agreement. The Adviser will

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examine proposals that result in an increase of compensation to investment advisors and other service providers of portfolio mutual funds on a case-by-case basis, with particular emphasis on the relative performance of the fund. The Adviser will review proposals relating to executive compensation plans, if any, to ensure that the long-term interests of management and shareholders are properly aligned. The Adviser generally will oppose proposals to give shareholders a binding vote on executive compensation.

With the exception of an advisory client’s investment in a mutual fund to which the Adviser is a service provider, the Adviser expects that a conflict of interest between the Adviser and its client whose investments are managed by the Adviser is unlikely. In addition to serving as the investment adviser to the Portfolio, the Adviser is the investment adviser to several local government investment pools and another registered investment company (each a “Pooled Investment”). The Adviser receives no investment advisory fee from an investment advisory client in respect of that client’s assets which the Adviser invests in a Pooled Investment. With regard to voting of securities in a Pooled Investment owned by clients for which the Adviser is the direct investment advisor – or in any other circumstances where it could appear that the Adviser has an interest in the matter to be voted upon the Adviser applies the following principles:

A.	If the proposal relates to the election of directors, selection of auditors or such other matters in which the outcome does not directly affect the Adviser, the Adviser will vote in accordance with the policies voted above.

B.	If such other proxy proposal relates to a transaction directly affecting the Adviser or otherwise requires a case-by-case determination under the policies described above, the Adviser in various circumstances will seek the advice either of the managers of the advised client or of a qualified, independent third party regarding the voting of a proxy, and the Adviser will submit the proxy statement to such third party or management of the advised client. The Adviser’s management will vote the proxy in accordance with the decision of the recommendation of client management or the third party’s recommendation.

All other decisions regarding proxies will be determined on a case-by-case basis taking into account the policies as set forth above. The Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid conflict of interest.

You can obtain a free report on the Trust’s proxy voting record during the most recent 12-month period ended June 30 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

TRUSTEES AND OFFICERS

The Board is responsible for the overall supervision of the Portfolio and the Trust. Under the Trust’s bylaws, each Trustee will hold office until his successor is elected and qualified or until his earlier resignation or removal. The Trust’s officers are responsible for the day-to-day conduct of the affairs of the Portfolio and the Trust.

Officers and Affiliated Trustees

The following table sets forth certain information about the Trust’s officers and members of the Board who are affiliated with the Adviser or PFM Fund Distributors, Inc. (the “Distributor”), and are therefore “interested persons” of the Trust as that term is defined in the 1940 Act (an “Interested Trustee”).

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	Position(s) with	Principal Occupation(s), Past 5 Years;	Other
	Trust and Year	(Number of Portfolios in Fund Complex	Directorships
Name and Birth Year	First Elected	Overseen by Officer/Affilitated Trustee)	Past Five Years
Martin P. Margolis, 1944	Trustee, 1996; President, 2008	President, Manager and Managing Director, PFM Asset Management LLC, (2001-present); President and Director, PFM Fund Distributors, Inc. (2001-present); Treasurer and Director, Public Financial Management, Inc.* (1986-present); Vice President and Manager, PFM I, LLC (2009-present)**; (1)	None

Barbara L. Fava, 1959	Vice President, 2008	Managing Director, PFM Asset Management LLC, (2001-present)	None

Debra J. Goodnight, 1955	Treasurer, 2007	Secretary and Managing Director, PFM Asset Management LLC (2001-present); Secretary, PFM Fund Distributors, Inc. (2001-present)	None

Daniel R. Hess, 1974	Secretary, 2012; Assistant Treasurer, 2007	Managing Director, PFM Asset Management LLC (2001-present)	None

Leo J. Karwejna, 1976	Chief Compliance Officer, 2012	Managing Director, PFM Asset Management LLC (2011-present); Vice President – Chief Compliance Officer, Prudential Investment Management (2008-2011)	None

* Public Financial Management, Inc. is related to the Adviser.

**In addition, in 1980 Mr. Margolis founded the investment management business now conducted by the Adviser. He also previously served as President of the Cadre Institutional Investors Trust, the assets of which were acquired by PFM Funds in 2008. Prior to his work in the investment advisory field, Mr. Margolis was Special Assistant to the Governor and Director of Program Development in the Pennsylvania Governor’s Office.

Independent Trustees

The following table sets forth certain information about those members of the Board who are not “interested persons” of the Trust as that term is defined in the 1940 Act (the “Independent Trustees”).

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Principal
Occupation(s),
Past 5 Years;
(Number of
Portfolios in Fund
	Position(s) with	Complex Overseen		Other
	Trust and Year	by Independent		Directorships,
Name and Birth Year	First Elected	Trustee)	Other Relevant Qualifications	Past 5 Years
Michael P. Flanagan, 1949	Trustee, 2008; Chairman of the Board (2018)	Retired, State Superintendent of Education, State of Michigan (2005- 2015); (1)	Trustee and Chairman of the Board, Cadre Institutional Investors Trust (prior to when its assets were acquired by PFM Funds in 2008); Chairman of the Trust’s Nominating and Governance Committee (2009- 2018); Executive Director of the Michigan Association of School Administrators (2001- 2005)	None

Jeffrey A. Laine, 1957	Trustee, 1986; Chairman of Audit Committee, 2008	Owner, Jeffrey A. Laine, CPA LLC (1984-present) President, Commonwealth Financial Group* (1994-present); President, Laine Financial Group, Inc. (investment advisory firm) (1992-present); (1)	Former Chairman of the Board (prior to when the assets of the Cadre Institutional Investors Trust were acquired by PFM Funds in 2008); Certified Public Accountant licensed in the state of New Jersey; licensed insurance agent in New Jersey and Pennsylvania; former President and Treasurer of the Trust (1986- 2008)	None

Brian M. Marcel, 1962	Trustee, 2008; Chairman of the Nominating and Governance Committee Board (2018)	Assistant Superintendent, Administrative & Support Services, Washtenaw Intermediate School District (1994-present); (1)	Trustee, Cadre Institutional Investors Trust (prior to when its assets were acquired by PFM Funds in 2008); member, Financial Statement Review Committee of the Michigan School Business Officials (1999-present); CPA licensed in Michigan	Michigan Liquid Asset Fund Plus

Larry W. Davenport, 1946	Trustee, 2012	Retired Director of Finance, Hampton Roads Transit, Virginia (2004-2010); (1)	Member, Trust Advisory Board (1995-2012); Director of Finance, Southeastern Public Service Authority of Virginia (1998-2004); designated a Certified Government Financial Manager by the Association of Government Accountants, and a Certified Municipal Finance Administrator by the Municipal Treasurers’ Association	None

*	Formerly the distributor for the Trust.

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The Board does not have a formal diversity policy. However, the Board endeavors to comprise itself of members with a broad mix of professional backgrounds, business skills and experience, and will consider diversity as a factor in identifying potential nominees to serve as Independent Trustees. The professional background of each Trustee is set forth in the biographical information contained in the tables above. The Board believes that all of the Trustees have the necessary qualifications, skills, attributes and experience to serve the Trust and its shareholders effectively. Such qualifications include, but are not limited to, good character, sound business judgment and experience and financial and business acumen. The Nominating and Governance Committee Charter requires consideration of various factors in identifying and making nominations of persons to serve as Independent Trustees, including a person’s character, judgment, business experience, diversity and independence, and consideration of any business or financial relationships with service providers to the Trust or other Trustees. It also requires the Nominating and Governance Committee to review, as it deems necessary, the composition of the Board, including its size, mix of skill sets, experience and background, and to consider, as it deems necessary, whether it is appropriate to elect additional Trustees and whether the rationale supporting an Independent Trustee’s tenure on the Board continues to have merit.

Each Independent Trustee receives from the Trust an annual retainer of $6,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The chairman of the Board receives an additional $1,500 retainer and the chairman of each committee of the Board receive an additional $1,250 retainer. For fiscal years ended June 30, 2018, 2017 and 2016, fees paid to the Independent Trustees totaled $35,250, $41,250 and $66,250, respectively. Amounts received by each Independent Trustee are listed under “Compensation Arrangements.” The Independent Trustees are responsible for the nomination of any individual to serve as an Independent Trustee.

Board Committees

The Board has established the following committees, each of which consists of three Independent Trustees:

Audit Committee This committee operates in accordance with a charter and oversees:

•	The accounting and financial reporting policies and practices and internal controls of the Trust.

•	As appropriate, the internal controls of certain service providers to the Trust.

•	The quality and objectivity of the Trust’s financial statements and of audits of the financial statements.

It also acts as a liaison between the Trust’s independent registered public accounting firm and the full Board and undertakes other functions that the Board deems appropriate. The committee met twice during the fiscal year ended June 30, 2018.

Nominating and Governance Committee This committee operates in accordance with a charter and oversees the composition and governance of the Board and the Trust’s committees. The committee met twice during the fiscal year ended June 30, 2018.

The mailing address of each Independent Trustee and Officer is 213 Market Street, Harrisburg, PA 17101.

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Compensation Arrangements

The table below shows compensation paid by the Trust for the fiscal year ended June 30, 2018, to Trustees and officers. The Trust does not pay retirement or pension benefits to officers or Trustees and does not pay compensation to Trustees or officers affiliated with the Adviser or the Distributor.

	Year Ended June 30, 2018
		Pension or Retirement	Estimated	Total
	Aggregate	Benefits as Part	Annual	Compensation
	Compensation	of Trust’s	Benefits Upon	From Fund
Name and Position	From Trust	Expenses	Retirement	Complex
Larry W. Davenport
Independent Trustee	$ 6,500	N/A	N/A	$ 6,500
Michael P. Flanagan
Independent Trustee	7,500	N/A	N/A	7,500
Jeffrey A. Laine
Independent Trustee	7,500	N/A	N/A	7,500
Brian M. Marcel
Independent Trustee	5,750	N/A	N/A	5,750
Robert R. Sedivy*
Independent Trustee	8,000	N/A	N/A	8,000
Martin P. Margolis
Trustee and President	-0-	N/A	N/A	-0-
Barbara L. Fava
Vice-President	-0-	N/A	N/A	-0-
Leo J. Karwejna
Chief Compliance Officer	-0-	N/A	N/A	-0-
Debra J. Goodnight
Treasurer	-0-	N/A	N/A	-0-
Daniel R. Hess
Secretary and
Assistant Treasurer	-0-	N/A	N/A	-0-
Total	$35,250	N/A	N/A	$35,250

*	Mr. Sedivy, an Independent Trustee, retired from his positions as Trustee and Chairman of the Board, effective August 22, 2018.

Trustee Ownership of Securities of the Trust

The table that follows contains information about each Trustee’s beneficial ownership interest in shares of the Trust as of December 31, 2017.

	Dollar Range of	Aggregate Dollar Range of Equity
	Equity Securities	Securities in All Portfolios
Trustee	in the Trust*	Overseen by Trustee
Interested Trustee
Martin P. Margolis	none	none
Independent Trustees
Larry W. Davenport	none	none
Michael P. Flanagan	none	none
Jeffrey A. Laine	none	none
Brian M. Marcel	none	none
Robert R. Sedivy	none	none

*	Shares of Government Select Series are offered solely to institutional investors and generally are subject to a minimum initial investment requirement of $1 million. Shares are not offered to individual investors.

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Trustee Interest in Adviser, Distributor or Affiliates

As of December 31, 2017, neither the Independent Trustees nor members of their immediate families, owned securities (either beneficially or of record) of the Adviser, the Distributor, or any of their affiliates. Accordingly, as of December 31, 2017, neither the Independent Trustees, nor members of their immediate family, have any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributor, or any of their affiliates.

Name of	Name of Owners
Independent	and Relationships			Value of	Percent of
Trustee	to Trustee	Company	Title of Class	Securities	Class
Larry W. Davenport	N/A	N/A	N/A	N/A	N/A
Michael P. Flanagan	N/A	N/A	N/A	N/A	N/A
Jeffrey A. Laine	N/A	N/A	N/A	N/A	N/A
Brian M. Marcel	N/A	N/A	N/A	N/A	N/A
Robert R. Sedivy	N/A	N/A	N/A	N/A	N/A

ADDITIONAL INFORMATION ABOUT MANAGEMENT

Investment Advisory Arrangements

Investment advisory services are provided to the Portfolio under an amended and restated investment advisory agreement between the Adviser and the Trust on behalf of the Portfolio. The Board, including a majority of the Independent Trustees, approved this advisory agreement at a meeting held on May 9, 2014. Shareholders of the Portfolio then approved the agreement at a special meeting of shareholders on June 23, 2014 and it became effective on July 1, 2014. The investment advisory agreement has an initial term that expired June 30, 2016, and continues in effect from year to year thereafter if approved annually by the Trustees, including the separate vote of a majority of the Independent Trustees, voting in person. The Board, including a majority of the Independent Trustees, most recently approved the continuance of the advisory agreement for an additional year at a meeting held on June 28, 2018.

In addition to provisions described above and in the Prospectus, the advisory agreement contains the provisions described below. The agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act and SEC rules), and the Adviser may also terminate the advisory agreement without penalty upon 60 days’ written notice to the Trust. The Portfolio may terminate its advisory agreement without penalty upon 60 days’ notice to the Adviser, either by a majority vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio. The advisory agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Adviser is not liable for any error of judgment, mistake of law or loss in connection with its performance, and permits the Adviser to act as an investment adviser for any other organization, firm, corporation or person.

The Adviser is an indirect, wholly-owned subsidiary of PFM I, LLC, which is owned by the senior employees of the Adviser and its affiliates.

For the fiscal years ended June 30, 2018, 2017 and 2016, investment advisory fees were payable by Government Select Series to the Adviser in the amounts of $666,762, $1,473,586, and $2,723,503, respectively. These amounts are net of investment advisory fee waivers of $281,703 and $961,586 for the fiscal years ended June 30, 2017 and 2016, respectively. Absent such waivers, the fees payable to the Adviser would have been higher.

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The Administration Agreement

The Adviser provides administration services to the Portfolio under an amended and restated administration agreement approved by the Board on May 9, 2014, which became effective on July 1, 2014. The amended and restated administration agreement has an initial term that expired on June 30, 2016, and continues in effect from year to year thereafter if approved annually by the Trustees, including a majority of the Independent Trustees. The Adviser may terminate the administration agreement at any time without penalty upon 60 days’ written notice to the Trust. The Trust may terminate it without penalty upon 60 days’ written notice to the Adviser, if directed or approved by the vote of a majority of Trustees, including the separate vote of a majority of the Independent Trustees. The Board, including a majority of the Independent Trustees, most recently approved the continuance of the administration agreement for an additional year at a meeting held on June 28, 2018.

For the fiscal years ended June 30, 2018, 2017 and 2016, administration fees were payable by the Government Select Series to the Adviser in the amounts of $190,503, $517,121 and $1,111,751, respectively.

Distribution Arrangements

The Distributor serves as the exclusive distributor of shares of the Portfolio, under an amended and restated distribution agreement with the Trust approved by the Board on May 9, 2014, which became effective on July 1, 2014. The distribution agreement has an initial term that expired June 30, 2016, and continues in effect from year to year thereafter if approved annually by the Board, including the separate vote of a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. Either party may terminate the agreement, without penalty upon 60 days’ written notice, and the agreement will also terminate automatically in the event of its assignment, as defined by the 1940 Act and SEC rules. The agreement requires the Distributor to bear all costs associated with distribution of shares of the Portfolio, including the incremental cost of printing prospectuses, annual reports, and other periodic reports for distribution to prospective investors and the costs of preparing, distributing, and publishing sales literature and advertising materials (except for certain expenses under the 12b-1 Plan of the Institutional Class of Government Select Series that are approved by the Board). The Board, including a majority of the Independent Trustees, most recently approved the continuance of the distribution agreement for an additional year at a meeting held on June 28, 2018.

The Distributor is a wholly owned subsidiary of the Adviser and its address is 213 Market Street, Harrisburg, PA 17101.

Under a distribution plan, which was adopted in accordance with Rule 12b-1 under the 1940 Act, the Institutional Class of Government Select Series is permitted to bear certain expenses in connection with the distribution of its shares. Specifically, these expenses include:

•	All fees and expenses relating to its qualification of Institutional Class shares under the securities laws (often called “Blue Sky laws”) of any state in which it sells shares.

•	All fees under the 1933 Act and the 1940 Act, including fees related to any application for exemption regarding the sale of shares.

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•	All fees and assessments of the Investment Company Institute or any successor organization, whether or not some of its activities are designed to provide sales assistance.

•	Fees and costs related to any activity that the Board reasonably determines to be primarily intended and reasonably calculated to result in the sale of Institutional Class shares.

The distribution plan also permits the Institutional Class to reimburse the Distributor for expenses incurred in connection with the sale, promotion, and distribution of its shares (not exceeding 0.25% of its average daily net assets in any year). Funds available in one fiscal year may not be used to reimburse the Distributor (or others assisting in the distribution of these shares) in a different fiscal year. In addition, payments or reimbursements under the distribution plan may be made only with approval of the Board. Expenses for which the Distributor may seek reimbursement include all of the following:

•	Advertising and direct mail expenses.

•	Costs of printing and mailing prospectuses and sales literature to prospective shareholders.

•	Payments to third parties who sell shares.

•	Compensation of intermediaries (such as brokers and dealers).

•	The Distributor’s general administrative overhead (including administrative support or compensation relating to the sale of Institutional Class shares).

•	Sales promotion expenses and shareholder servicing expenses (trail commissions).

•	Any other costs of carrying out the distribution plan.

Payments under the distribution plan may also be made directly to registered broker-dealers and other persons, including banks, who assist in distributing or promoting the sale of Institutional Class shares, or who enter into shareholder processing and service agreements under which they perform services that directly result in the sale of these shares. There were no payments under the distribution plan during the fiscal years ended June 30, 2018, 2017 and 2016.

Certain actions relating to the distribution plan require the approval of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the distribution plan or in any agreements related to the distribution plan. The plan must be specifically approved at least annually by a vote of the Board and by these Independent Trustees, and may be terminated at any time by a vote of either a majority of the Independent Trustees or by the holders of a majority of the outstanding shares of the Institutional Class. In addition, amendments to the plan that would materially increase the amount being paid cannot be made without shareholder approval.

The Distributor may enter into arrangements with unaffiliated broker-dealers that act as dealers in connection with the offering of shares of the Portfolio to reimburse them for costs incurred in connection with their marketing efforts or to compensate them for distribution services or investor-related services they provide to shareholders of the Portfolio who are their customers. Payments pursuant to any such arrangements are made by the Distributor, the Adviser or one of their affiliates from their own resources and are neither paid by the Portfolio nor are an expense of the Portfolio.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Below is a list of all persons known to the Trust to own beneficially 5% or more of the shares the Institutional Class of Government Select Series on September 30, 2018, along with the number and percentage of shares each person owns.

Government Select Series – Institutional Class

Shareholder	Number of Shares on 9/30/18	Share %
Long Island Power Authority	250,797,965.39	27.21%
North Dakota Public Finance Authority	70,637,610.97	7.66%
North Carolina Turnpike Authority	62,832,607.58	6.82%

The Long Island Power Authority may be deemed to control the Trust and Government Select Series by virtue of its record ownership of more than 25% of the outstanding shares of the Trust and Government Select Series. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Trust or Government Select Series, respectively. Through the exercise of voting rights with respect to shares of the Trust and Government Select Series, the Long Island Power Authority may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders of the Trust or Government Select Series is required.

YIELD INFORMATION

The Trust may, from time to time, quote current yield information for the Portfolio and classes of its shares in published reports, literature, and advertisements. The current yield of the classes of shares of the Portfolio (also known as the current annualized yield or the current seven-day yield) represents the net percentage change, over a seven-day base period, in the value of a hypothetical account with a balance of one share, normally valued initially at $1.00. In measuring the change in value, capital charges and all income other than investment income are excluded. This resulting net change in account value is then annualized by multiplying it by 365 and dividing the result by 7.

The Trust may also quote a current effective yield of each class of shares of the Portfolio from time to time. The current effective yield represents the current yield compounded to assume reinvestment of dividends. The current effective yield is computed by determining the net change (exclusive of capital changes and income other than investment income), over a seven-day period in the value of a hypothetical account with a balance of one share at the beginning of the period, dividing the difference by the value of the account at the beginning of the period to obtain a base period return, then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The current effective yield will normally be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

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The Trust may also publish a “monthly distribution yield” on each shareholder’s month-end account statement or provide it to shareholders upon request. The monthly distribution yield represents the net percentage change in the value of a hypothetical account with a balance of one share (normally valued initially at $1.00), resulting from all dividends declared during a month on shares of a class of the Portfolio. This resulting net change is then annualized by multiplying it by 365 and dividing it by the number of calendar days in the month.

The Trust may quote the investment performance of the classes of shares of the Portfolio from time to time. It may also compare the performance of the classes, or of securities in which they invest, to any of the following:

•	iMoneyNet Money Fund Report Averages (average yields of various types of money market funds that include the effect of compounding distributions and are reported in iMoneyNet Money Fund Report).

•	The average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas.

•	The performance of other mutual funds, especially those with similar investment objectives (based on data published by iMoneyNet Money Fund Report, The Wall Street Journal, Barron’s, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets).

•	Yields on other money market securities or averages of other money market securities as reported in the Federal Reserve Bulletin, by Telerate, by Bloomberg Financial Markets, or by broker-dealers.

•	Yields on investment pools that operate in a manner consistent with Rule 2a-7 under the 1940 Act.

•	Other fixed-income investments such as Certificates of Deposit (CDs).

While yield information can be useful to shareholders, there are a number of factors to consider when using yield information as a basis for comparing the performance of shares of the Portfolio to other investments. Yields on shares of the Portfolio are not guaranteed and may fluctuate on a daily basis. Past yields are not an indication or representation by the Trust of future yields or rates of return on its shares, and should not be compared to yields on direct investment alternatives, which often provide a guaranteed fixed yield for a stated period of time. However, some direct investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, or may require relatively large single investments to get comparable yields, none of which is the case with respect to shares of the Portfolio.

Expenses will differ between the classes of the Portfolio and thus dividends will differ.

TAXATION

It is the policy of the Trust to distribute to shareholders, in each taxable year of the Portfolio, substantially all of the Portfolio’s net investment income and net realized capital gains, if any. The Portfolio has elected to be classified, and the Trust intends that the Portfolio will qualify, as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Portfolio will not be subject to Federal income tax on the part of its net investment income and

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net realized capital gains which it distributes to its shareholders. To qualify for this tax treatment, the Portfolio must generally, among other things, do both of the following:

•	Derive at least 90% of its gross income from dividends, interest, payments on securities loans, gains from the sale or other disposition of stock or securities and certain related income, and net income from an interest in a qualified publicly traded partnership.

•	Diversify its holdings so that at the end of each quarter of its taxable year both of these are true:

–	50% of the value of the Portfolio’s total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to no more than 5% of the Portfolio’s total assets or 10% of the voting securities of the issuer.

–	Not more than 25% of the total assets is invested in (i) the securities of any one issuer (or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses), other than U.S. government securities or other regulated investment companies; or (ii) the securities of one or more qualified publicly traded partnerships.

The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute within a calendar year 98% of their ordinary income (as determined on a calendar year basis) and 98.2% of their capital gain net income (as determined on a October 31st year-end basis), increased by the remaining ordinary income and capital gain net income for the preceding period that was not distributed in such prior calendar year. The Trust intends to distribute by the end of each calendar year the income and capital gains of the Portfolio in the manner necessary to avoid imposition of the 4% excise tax.

Dividends declared by the Portfolio in October, November or December of a calendar year and paid in January of the following calendar year are taxable to shareholders as if received on the December 31 preceding the distribution.

Under U.S. Treasury regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a “reportable transaction.” A transaction may be a “reportable transaction” based upon certain factors relating to the taxpayer involved, including the recognition of a loss in excess of certain thresholds. A significant penalty is imposed on taxpayers who participate in a “reportable transaction” and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible Federal, state or local disclosure obligations with respect to their investment in shares of the Portfolio.

VALUATION

As noted in the Prospectus, the Portfolio values its investment portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price at which it could be sold. During periods of declining interest rates, the daily yield on the Portfolio’s shares may tend to be lower than if the Portfolio had utilized a method of valuation based upon actual or estimated market prices and changed its dividends based on these

17

changing prices. The opposite would be true in a period of rising interest rates. The Board has established procedures for monitoring differences between the NAV per share of each class of shares of the Portfolio determined in accordance with the amortized cost method and the value that would be obtained if the Portfolio’s investments were “marked to market” (priced based on available market quotations). These could include actual market quotations (valued at the mean between the bid and ask prices), estimated valuations reflecting current market conditions based on quoted or estimated values for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities, published by reputable sources.

Under these procedures, if the deviation between the “mark to market” NAV per share and the NAV per share based on amortized cost exceeds 0.5%, the Board must promptly consider whether any action is needed. When the Board believes that the deviation may result in material dilution or have other unfair effects upon shareholders, it must take whatever action it deems appropriate to eliminate or reduce these effects, to the extent reasonably practicable. Actions could include any of the following:

•	Selling securities before maturity to realize capital gains or losses or to shorten average portfolio maturity.

•	Withholding dividends, payment of distributions from capital, or capital gains.

•	Redeeming shares in kind.

•	Establishing a NAV per share using available market quotations

GENERAL INFORMATION

Description of Shares

The Trust is a Virginia business trust. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify any unissued shares of the Trust into one or more classes or series by setting their respective preferences, limitations, and relative rights, to the extent permitted by the Virginia Business Trust Act. Under this authority, the Trust offers the Institutional Class Shares of Government Select Series.

Purchases and Redemptions

As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining shareholders to redeem shares in cash, the Portfolio may pay the redemption price in whole or in part by distributing investments from the investment holdings of the Portfolio, in conformity with the applicable rules of the SEC. However, the Adviser considers the prospect for redeeming shares in kind to be highly remote. Because the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, the Portfolio is obligated to meet redemption requests made by any one shareholder over a 90-day period in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio. Above that limitation, the Portfolio has the option of redeeming shares in cash or in

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kind. If shares are redeemed in kind, redeeming shareholders may incur brokerage costs in converting the distributed assets into cash. The method of valuing investments for redemptions in kind will be the same as the method of valuing portfolio investments under “Calculating Net Asset Value per Share (NAV)” in the Prospectus, and the valuations will be determined as of the same time as the redemption price.

The date of payment of redemptions may be postponed when the New York Stock Exchange is closed for other than weekends and holidays, when SEC rules or regulations restrict trading on the exchange, when an emergency (as determined by the SEC) makes disposal of securities or determination of net asset value not reasonably practical, or in other circumstances when the SEC permits postponement. If a shareholder makes a redemption request within 15 days after purchasing shares by check, the Portfolio may delay payment of the redemption proceeds for up to 15 days until it can determine that the check has cleared.

Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”) is responsible for performing the audit of the Trust’s financial statements and financial highlights in accordance with standards of the Public Company Accounting Oversight Board (United States). The principal business address of Ernst & Young LLP is 2005 Market Street, Suite 700, Philadelphia, PA 19103.

Financial Statements

Financial statements of Government Select Series for the year ended June 30, 2018 have been audited by E&Y. Such financial statements and accompanying report are included in the Trust’s Annual Report for the year ended June 30, 2018 which is hereby incorporated by reference in this Statement of Additional Information.

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Investment Adviser
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101

Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101

Custodian
Wells Fargo Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Depository Bank
U.S. Bank N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Administrator and Transfer Agent
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101

Independent Registered Public
Accounting Firm
Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

213 Market Street

Harrisburg, Pennsylvania 17101

(800) 338-3383

PART C

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registration’s previously filed registration statements on Form N-1A indicated below, except as noted:

Number	Description

28(a)(i)	Form of Declaration of Trust is incorporated by reference to Exhibit 23(a)(vii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(a)(ii)	Form of Certificate of Designation, dated June 28, 2010, establishing the Florida Education Class of Registrant’s Government Select Series (formerly known as Prime Series), is incorporated by reference to Exhibit 23(a)(ix) of Registrant’s Post-Effective Amendment No. 43 filed on July 30, 2010.

28(a)(iii)	Form of Certificate of Designation, dated and effective October 3, 2016, changing the name of Registrant’s Prime Series to Government Select Series, is incorporated by reference to Exhibit 28(a)(iv) of Registrant’s Post-Effective Amendment No. 61 filed on August 3, 2016.

28(b)	Form of By-laws of Registrant as Virginia business trust renamed PFM Funds is incorporated by reference to Exhibit 23(b)(ii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(c)	Instruments Defining Rights of Security Holders. Reference is made to Registrant's Declaration of Trust, filed as Exhibit 28(a)(i) above.

28(d)	Form of Amended and Restated Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Government Select Series, dated October 3, 2016, is incorporated by reference to Exhibit 28(d) of Registrant’s Post-Effective Amendment No. 64 filed on October 30, 2017.

28(e)	Form of Amended and Restated Distribution Agreement between Registrant and PFM Fund Distributors, Inc. relating to Government Select Series, dated December 29, 2016, is incorporated by reference to Exhibit 28(e) of Registrant’s Post-Effective Amendment No. 64 filed on October 30, 2017.

28(f)	Bonus or Profit Sharing Contracts. Not Applicable.

28(g)	Form of Custody Agreement between the Registrant and Wells Fargo Bank, N. A. relating to Government Select Series, dated November 18, 2013, is incorporated by reference to Registrant’s Post-Effective Amendment No. 55 filed on October 31, 2014.

28(h)(i)	Form of Third Amended and Restated Transfer Agency Agreement between the Registrant and PFM Asset Management LLC relating to Government Select Series, dated June 28, 2018, is filed herewith.

28(h)(ii)	Form of Second Amended and Restated Administration Agreement between the Registrant and PFM Asset Management LLC relating to Government Select Series, dated December 29, 2016, is incorporated by reference to Exhibit 28(h)(ii) of Registrant’s Post-Effective Amendment No. 64 filed on October 30, 2017.

28(h)(iii)	Form of Fee Limitation Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series, dated July 1, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 55 filed on October 31, 2014.

28(h)(iv)	Powers of Attorney, dated October 30, 2008, are incorporated by reference to Exhibit 99-POA of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009, and dated October 29, 2012, is incorporated by reference to Exhibit 99-POA of Registrant’s Post-Effective Amendment No. 51 filed on October 31, 2012.

28(i)	Legal Opinion. Legal Opinion dated July 29, 1999 is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment filed on August 1, 1999.

28(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herewith.

28(k)	Omitted Financial Statements. Financial statements omitted from Item 22. Not Applicable.

28(l)	Initial Capital Agreements. Not Applicable.

28(m)	Form of Amended and Restated Distribution Plan under Rule 12b-1 is incorporated by reference to Exhibit 28(m) of Registrant’s Post-Effective Amendment No. 64 filed on October 30, 2017.

28(n)	Form of Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated March 1, 2017, is incorporated by reference to Exhibit 28(n)(viii) of Registrant’s Post-Effective Amendment No. 64 filed on October 30, 2017.

28(o)	Reserved.

28(p)	Code of Ethics. Not Applicable to money market funds.

Item 29.	Persons Controlled by or Under Common Control with Registrant. None.

Item 30.	Indemnification. Reference is made to Article VI of Registrant's By-Laws, incorporated by reference to Exhibit (b)(ii) of Registrant's Post-Effective Amendment No. 38 filed on July 16, 2008.

Item 31.	Business and other Connections of Investment Advisor.

(a)	None.

(b)	Information regarding the business and other connections of PFM Asset Management LLC is incorporated by reference to PFM Asset Management LLC's Form ADV, File No. 801-60449 which has been filed with the Securities and Exchange Commission.

Item 32.	Principal Underwriters.

(a)	PFM Fund Distributors, Inc. (formerly known as PFMAM, Inc.) is the Distributor for the shares of Government Select Series.

(b)	The table below sets forth certain information as to PFM Fund Distributors, Inc.'s directors and officers:

Name and Principal Business Address	Positions and Offices with the Distributor	Positions and Offices with the Registrant

Martin P. Margolis 213 Market Street Harrisburg, PA 17101	President	Trustee and President

Debra J. Goodnight 213 Market Street Harrisburg, PA 17101	Secretary	Treasurer

Item 33.	Location of Accounts and Books.

(a)	PFM Asset Management LLC (records relating to its functions as investment adviser, administrator and transfer agent).

(b)	The Registrant (Registrant's Declaration of Trust, Bylaws and corporate records).

(c)	Commonwealth Financial Group, Inc. (records relating to its functions as former distributor of the Registrant’s former CCRF Prime Portfolio and former CCRF Federal Portfolio).

(d)	State Street Bank & Trust Company (records relating to its function as former custodian).

(e)	PFM Fund Distributors, Inc. (records relating to its function as distributor).

(f)	Wells Fargo Bank, National Association (records relating to its function as custodian).

(g)	U.S. Bank, National Association (records relating to its function as custodian).

Item 34.	Management Services. Other than as set forth under the captions "Management" in the Prospectus and "Additional Information as to Management Arrangements" in the Additional Statement constituting Part A and Part B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 35.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Harrisburg, and the State of Pennsylvania on the 26th day of October, 2018.

PFM FUNDS
(Registrant)

By: /s/ Martin P. Margolis *
Martin P. Margolis, President
(Principal Executive Officer)

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

_/s/ Martin P. Margolis *	Trustee and President	October 26, 2018
Martin P. Margolis	(Principal Executive Officer)

_/s/ Michael P. Flanagan *	Trustee	October 26, 2018
Michael P. Flanagan

_/s/ Larry W. Davenport *	Trustee	October 26, 2018
Larry W. Davenport

_/s/ Jeffrey A. Laine *	Trustee	October 26, 2018
Jeffrey A. Laine

_/s/ Brian M. Marcel *	Trustee	October 26, 2018
Brian M. Marcel

_/s/ Debra J. Goodnight * _	Treasurer	October 26, 2018
Debra J. Goodnight	(Principal Financial Officer)

* /s/ Daniel R. Hess
Attorney-in-fact.

EXHIBIT LIST

28(h)(i)	Form of Third Amended and Restated Transfer Agency Agreement between the Registrant and PFM Asset Management LLC relating to Government Select Series, dated June 28, 2018.

28(j)	Consent of Independent Registered Public Accounting Firm